Capital Structure (Details) - $ / shares			12 Months Ended
	Oct. 31, 2020	Mar. 04, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Capital Structure (Details) [Line Items]
Preferred stock, shares authorized			10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			250,000,000	250,000,000	250,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			169,316,421	171,519,811	86,762,463
Description of public warrants		TortoiseCorp completed an initial public offering that included warrants for shares of common stock (the “Public Warrants”). Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 11,650,458 Public Warrants issued and outstanding.
Warrants to purchase	875,000
Description of warrants			As of December 31, 2020, the Company’s transfer agent received gross proceeds of $140.8 million corresponding to the exercise of 15,786,127 warrants. However, due to the timing of the receipt of the warrant exercise and the cash, the Company’s transfer agent issued 15,414,592 shares of common stock as of December 31, 2020. The remaining 371,535 shares of common stock were issued in January 2021. Additionally, as of December 31, 2020, the Company’s transfer agent had not yet remitted $12.0 million of the gross proceeds associated with the shares of issued common stock to the Company and is included within prepaid expenses and other current assets on the accompanying consolidated balance sheets as of December 31, 2020. There were 281,065 warrants not exercised by the end of the redemption period that were redeemed for a price of $0.01 per warrant, and subsequently cancelled by the Company. The Company made the redemption payment on these cancelled warrants in January 2021. Certain holders of the warrants elected a cashless exercise, resulting in the forfeiture of 3,118,445 shares.
Private Placement Warrants [Member]
Capital Structure (Details) [Line Items]
Warrant purchase price (in Dollars per share)		$ 1.00
Warrants issued and outstanding		6,660,183